Cover	Oct. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 10, 2026
Entity File Number	000-56434
Entity Registrant Name	Grayscale Stellar Lumens Trust (XLM)
Entity Central Index Key	0001761325
Entity Tax Identification Number	83-6545098
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Grayscale Investments Sponsors, LLC
Entity Address, Address Line Two	290 Harbor Drive, 4th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	212
Local Phone Number	668-1427
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Grayscale Stellar Lumens Trust (XLM) Shares
Trading Symbol	GXLM
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false